Operations and summary of significant accounting policies (Details 4) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Prepaid expenses and other current assets	$ 1,662	$ 1,565
Noncurrent deferred and refundable income taxes	2,489	2,303
Other current liabilities	1,671	1,692
Other liabilities	3,203	3,200
New Accounting Pronouncement, Early Adoption, Effect
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred and refundable income taxes	(910)	(992)
Prepaid expenses and other current assets	616	747
Noncurrent deferred and refundable income taxes	835	899
Other current liabilities	(59)	(62)
Other liabilities	$ (16)	$ (31)